Financial instruments disclosures - Summary of borrowings in a hedge relationship (Details) - Interest rate risk - Borrowings in a Hedge Relationship - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about financial instruments [line items]
Nominal value	$ 546
Carrying value	530	$ 555
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about financial instruments [line items]
Nominal value	1,200
Carrying value	1,268	1,299
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about financial instruments [line items]
Nominal value	750
Carrying value	960	1,005
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about financial instruments [line items]
Nominal value	100
Carrying value	107	109
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about financial instruments [line items]
Nominal value	807
Carrying value	713	717
Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about financial instruments [line items]
Nominal value	400
Carrying value	427	438
Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about financial instruments [line items]
Nominal value	750
Carrying value	732	744
Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about financial instruments [line items]
Nominal value	300
Carrying value	287	292
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about financial instruments [line items]
Nominal value	1,150
Carrying value	1,168	1,173
Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about financial instruments [line items]
Nominal value	500
Carrying value	500	501
Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about financial instruments [line items]
Nominal value	750
Carrying value	$ 742	$ 743
Fixed interest rate | Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.875%
Fixed interest rate | Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.75%
Fixed interest rate | Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.125%
Fixed interest rate | Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.25%
Fixed interest rate | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.00%
Fixed interest rate | Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.25%
Fixed interest rate | Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	6.125%
Fixed interest rate | Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.75%
Fixed interest rate | Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.20%
Fixed interest rate | Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.75%
Fixed interest rate | Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.125%
3 Month LIBOR, plus basis spread | Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	1.64%
3 Month LIBOR, plus basis spread | Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	1.39%
3 Month LIBOR, plus basis spread | Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	3.27%
3 Month LIBOR, plus basis spread | Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	5.43%
3 Month LIBOR, plus basis spread | Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	2.65%
3 Month LIBOR, plus basis spread | Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	5.72%
3 Month LIBOR, plus basis spread | Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	5.67%
3 Month LIBOR, plus basis spread | Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	5.18%
3 Month LIBOR, plus basis spread | Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	3.79%
3 Month LIBOR, plus basis spread | Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	3.42%
3 Month LIBOR, plus basis spread | Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate after swaps	2.83%